Taxation - Summary of Reconciliations of the Income Tax Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income tax expenses	¥ (4,837,106)	¥ (2,730,762)	¥ (3,691,672)
Income tax expenses computed at the PRC statutory income tax rate of 25%	(1,209,277)	(682,691)	(922,918)
Effect of preferential tax rate	254,061	111,756	271,242
Tax-free income	(25,000)
Effect of change in tax rate	33,454	13,920	213,331
Effect of different tax rate of different jurisdictions	(323,601)	(393,384)	(9,853)
Effect of additional deduction for qualified R&D expenses	(217,395)	(156,713)	(236,704)
Non-deductible expenses	163,980	234,328	2,050
Changes in valuation allowance	1,349,768	874,007	682,853
Income tax expenses	¥ 25,990	¥ 1,223	¥ 1